Fair value hierarchy	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of fair value measurement [text block]
31. Fair value hierarchy
The following tables show financial instruments recognized at fair value for the years ended December 31, 2025 and 2024. Fair values have been determined based on:
•Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•Level 2: Other techniques for which all inputs that significantly impact the recorded fair value are observable, directly or indirectly.
•Level 3: Techniques which use inputs that significantly impact the recorded fair value that are not based upon observable market data.
The table also includes financial instruments measured at amortized cost. The Group determined the book value of such instruments approximates their fair value.

December 31, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	53,670	666,227	719,897	53,670	—
Cash and Demand deposit	—	666,227	666,227	—	—
Money Market Fund and Others	53,670	—	53,670	53,670	—
Financial Assets	10,896	88,193	99,089	10,896	—
Other Assets (1)	30,126	5,095	35,221	—	30,126
Trade and Other Receivables	—	598,006	598,006	—	—
Derivative financial instruments (1)	140	—	140	—	140
	94,832	1,357,521	1,452,353	64,566	30,266

December 31, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(854,436)	(854,436)	—	—
Derivative financial instruments (1)	(1,567)	—	(1,567)	—	(1,567)
Finance liability	—	(86,898)	(86,898)	—	—
Lease Liabilities	—	(3,385)	(3,385)	—	—
	(1,567)	(944,719)	(946,286)	—	(1,567)

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	53,490	371,682	425,172	53,490	—
Cash and Demand deposit	—	371,682	371,682	—	—
Money Market Fund and Others	53,490	—	53,490	53,490	—
Financial Assets at Fair Value through Profit or Loss	129,319	—	129,319	129,319	—
Other Assets (1)	16,314	7,186	23,500	—	16,314
Trade and Other Receivables	—	514,757	514,757	—	—
Derivative financial instruments (1)	2,874	—	2,874	—	2,874
	201,997	893,625	1,095,622	182,809	19,188

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(597,787)	(597,787)	—	—
Derivative financial instruments (1)	(6,227)	—	(6,227)	—	(6,227)
Finance liability	—	(50,455)	(50,455)	—	—
Lease Liabilities	—	(4,000)	(4,000)	—	—
	(6,227)	(652,242)	(658,469)	—	(6,227)
(1)    The most frequently applied valuation techniques for derivatives and certain assets (Note 17. Other Assets) include forward pricing and discounted cash flow models. The models incorporate various inputs including foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.
There was no transfer of items between Level 2 and Level 3, acquisitions, disposals or gains or losses recognized in profit for the period related to Level 3 instruments occurred. Consequently, as of December 31, 2025 and 2024, the Group did not recognize any financial assets under Level 3.